Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB DISCOVERY GROWTH FUND, INC.
Entity Central Index Key	0000019614
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000028070
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Advisor Class
Trading Symbol	CHCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$37	0.68%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index	Russell 2500 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,208	$10,655	$11,109
07/16	$10,454	$11,253	$10,737
07/17	$12,398	$13,059	$12,470
07/18	$16,236	$15,179	$15,237
07/19	$17,820	$16,391	$16,122
07/20	$21,321	$18,351	$18,285
07/21	$29,315	$25,040	$25,380
07/22	$21,195	$23,878	$19,709
07/23	$22,492	$26,986	$21,678
07/24	$25,126	$32,963	$24,264
01/25	$28,611	$36,297	$26,022

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Advisor Class	13.87%	26.52%	9.58%	11.08%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2500 Growth Index	7.24%	20.99%	8.87%	10.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,854,546,482
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 8,501,822
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,854,546,482
# of Portfolio Holdings	88
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$8,501,822

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Natera, Inc.	$64,590,131	2.3%
Duolingo, Inc.	$56,867,978	2.0%
Lennox International, Inc.	$52,218,268	1.8%
Gitlab, Inc. - Class A	$51,617,617	1.8%
Applied Industrial Technologies, Inc.	$50,997,083	1.8%
Comfort Systems USA, Inc.	$50,782,233	1.8%
XPO, Inc.	$49,737,939	1.7%
Shift4 Payments, Inc. - Class A	$48,565,857	1.7%
Clearwater Analytics Holdings, Inc. - Class A	$46,957,926	1.6%
Procore Technologies, Inc.	$46,467,654	1.6%
Total	$518,802,686	18.1%

Sector Breakdown

Value	Value
Industrials	23.3%
Information Technology	22.7%
Health Care	21.4%
Consumer Discretionary	16.0%
Financials	10.3%
Consumer Staples	2.8%
Funds and Investment Trusts	0.8%
Energy	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-1.2%

Material Fund Change [Text Block]
C000028067
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class A
Trading Symbol	CHCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCLX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCLX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.90%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index	Russell 2500 Growth Index
01/15	$9,572	$10,000	$10,000
07/15	$10,713	$10,655	$11,109
07/16	$9,974	$11,253	$10,737
07/17	$11,811	$13,059	$12,470
07/18	$15,420	$15,179	$15,237
07/19	$16,891	$16,391	$16,122
07/20	$20,169	$18,351	$18,285
07/21	$27,656	$25,040	$25,380
07/22	$19,962	$23,878	$19,709
07/23	$21,124	$26,986	$21,678
07/24	$23,555	$32,963	$24,264
01/25	$26,781	$36,297	$26,022

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	13.70%	26.14%	9.33%	10.84%
Class A (with sales charges)	8.83%	20.76%	8.39%	10.35%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2500 Growth Index	7.24%	20.99%	8.87%	10.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,854,546,482
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 8,501,822
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,854,546,482
# of Portfolio Holdings	88
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$8,501,822

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Natera, Inc.	$64,590,131	2.3%
Duolingo, Inc.	$56,867,978	2.0%
Lennox International, Inc.	$52,218,268	1.8%
Gitlab, Inc. - Class A	$51,617,617	1.8%
Applied Industrial Technologies, Inc.	$50,997,083	1.8%
Comfort Systems USA, Inc.	$50,782,233	1.8%
XPO, Inc.	$49,737,939	1.7%
Shift4 Payments, Inc. - Class A	$48,565,857	1.7%
Clearwater Analytics Holdings, Inc. - Class A	$46,957,926	1.6%
Procore Technologies, Inc.	$46,467,654	1.6%
Total	$518,802,686	18.1%

Sector Breakdown

Value	Value
Industrials	23.3%
Information Technology	22.7%
Health Care	21.4%
Consumer Discretionary	16.0%
Financials	10.3%
Consumer Staples	2.8%
Funds and Investment Trusts	0.8%
Energy	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-1.2%

Material Fund Change [Text Block]
C000028069
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class C
Trading Symbol	CHCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.68%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.68%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index	Russell 2500 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,164	$10,655	$11,109
07/16	$10,301	$11,253	$10,737
07/17	$12,104	$13,059	$12,470
07/18	$15,676	$15,179	$15,237
07/19	$17,043	$16,391	$16,122
07/20	$20,185	$18,351	$18,285
07/21	$27,497	$25,040	$25,380
07/22	$19,677	$23,878	$19,709
07/23	$20,694	$26,986	$21,678
07/24	$22,847	$32,963	$24,264
01/25	$25,897	$36,297	$26,022

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	13.35%	25.14%	8.49%	9.98%
Class C (with sales charges)	12.35%	24.14%	8.49%	9.98%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2500 Growth Index	7.24%	20.99%	8.87%	10.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,854,546,482
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 8,501,822
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,854,546,482
# of Portfolio Holdings	88
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$8,501,822

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Natera, Inc.	$64,590,131	2.3%
Duolingo, Inc.	$56,867,978	2.0%
Lennox International, Inc.	$52,218,268	1.8%
Gitlab, Inc. - Class A	$51,617,617	1.8%
Applied Industrial Technologies, Inc.	$50,997,083	1.8%
Comfort Systems USA, Inc.	$50,782,233	1.8%
XPO, Inc.	$49,737,939	1.7%
Shift4 Payments, Inc. - Class A	$48,565,857	1.7%
Clearwater Analytics Holdings, Inc. - Class A	$46,957,926	1.6%
Procore Technologies, Inc.	$46,467,654	1.6%
Total	$518,802,686	18.1%

Sector Breakdown

Value	Value
Industrials	23.3%
Information Technology	22.7%
Health Care	21.4%
Consumer Discretionary	16.0%
Financials	10.3%
Consumer Staples	2.8%
Funds and Investment Trusts	0.8%
Energy	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-1.2%

Material Fund Change [Text Block]
C000028073
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class I
Trading Symbol	CHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index	Russell 2500 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,209	$10,655	$11,109
07/16	$10,470	$11,253	$10,737
07/17	$12,410	$13,059	$12,470
07/18	$16,241	$15,179	$15,237
07/19	$17,825	$16,391	$16,122
07/20	$21,326	$18,351	$18,285
07/21	$29,318	$25,040	$25,380
07/22	$21,199	$23,878	$19,709
07/23	$22,477	$26,986	$21,678
07/24	$25,096	$32,963	$24,264
01/25	$28,561	$36,297	$26,022

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class I	13.80%	26.37%	9.53%	11.06%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2500 Growth Index	7.24%	20.99%	8.87%	10.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,854,546,482
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 8,501,822
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,854,546,482
# of Portfolio Holdings	88
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$8,501,822

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Natera, Inc.	$64,590,131	2.3%
Duolingo, Inc.	$56,867,978	2.0%
Lennox International, Inc.	$52,218,268	1.8%
Gitlab, Inc. - Class A	$51,617,617	1.8%
Applied Industrial Technologies, Inc.	$50,997,083	1.8%
Comfort Systems USA, Inc.	$50,782,233	1.8%
XPO, Inc.	$49,737,939	1.7%
Shift4 Payments, Inc. - Class A	$48,565,857	1.7%
Clearwater Analytics Holdings, Inc. - Class A	$46,957,926	1.6%
Procore Technologies, Inc.	$46,467,654	1.6%
Total	$518,802,686	18.1%

Sector Breakdown

Value	Value
Industrials	23.3%
Information Technology	22.7%
Health Care	21.4%
Consumer Discretionary	16.0%
Financials	10.3%
Consumer Staples	2.8%
Funds and Investment Trusts	0.8%
Energy	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-1.2%

Material Fund Change [Text Block]
C000144785
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class Z
Trading Symbol	CHCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CHCZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index	Russell 2500 Growth Index
01/15	$10,000	$10,000	$10,000
07/15	$11,207	$10,655	$11,109
07/16	$10,458	$11,253	$10,737
07/17	$12,420	$13,059	$12,470
07/18	$16,259	$15,179	$15,237
07/19	$17,856	$16,391	$16,122
07/20	$21,384	$18,351	$18,285
07/21	$29,416	$25,040	$25,380
07/22	$21,272	$23,878	$19,709
07/23	$22,589	$26,986	$21,678
07/24	$25,243	$32,963	$24,264
01/25	$28,740	$36,297	$26,022

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class Z	13.86%	26.43%	9.61%	11.13%
S&P 500 Index	10.12%	26.38%	15.17%	13.76%
Russell 2500 Growth Index	7.24%	20.99%	8.87%	10.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	The addition of the S&P 500 Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as regulatorily required.
AssetsNet	$ 2,854,546,482
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 8,501,822
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,854,546,482
# of Portfolio Holdings	88
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$8,501,822

Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Natera, Inc.	$64,590,131	2.3%
Duolingo, Inc.	$56,867,978	2.0%
Lennox International, Inc.	$52,218,268	1.8%
Gitlab, Inc. - Class A	$51,617,617	1.8%
Applied Industrial Technologies, Inc.	$50,997,083	1.8%
Comfort Systems USA, Inc.	$50,782,233	1.8%
XPO, Inc.	$49,737,939	1.7%
Shift4 Payments, Inc. - Class A	$48,565,857	1.7%
Clearwater Analytics Holdings, Inc. - Class A	$46,957,926	1.6%
Procore Technologies, Inc.	$46,467,654	1.6%
Total	$518,802,686	18.1%

Sector Breakdown

Value	Value
Industrials	23.3%
Information Technology	22.7%
Health Care	21.4%
Consumer Discretionary	16.0%
Financials	10.3%
Consumer Staples	2.8%
Funds and Investment Trusts	0.8%
Energy	0.7%
Short-Term Investments	3.2%
Other assets less liabilities	-1.2%

Material Fund Change [Text Block]